Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38269
Entity Registrant Name	FinVolution Group
Entity Central Index Key	0001691445
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building G1, No. 999 Dangui Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1424
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of FinVolution Group and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive income, of changes in shareholders’ equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
American depositary shares (one American depositary share representing five Class A ordinary shares, par value US$0.00001 per share)
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing five Class A ordinary shares, par value US$0.00001 per share)
Trading Symbol	FINV
Security Exchange Name	NYSE
Class A ordinary shares, par value US$0.00001
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share [1]
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Common Class A And Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,216,442,834
Entity Listing, Par Value Per Share | $ / shares	$ 0.00001
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	649,742,834
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	566,700,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building G1, No. 999 Dangui Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
City Area Code	+ 86
Local Phone Number	21 8030 3200
Contact Personnel Name	Jiayuan Xu, Chief Financial Officer
Contact Personnel Email Address	xujiayuan@xinye.com

[1]	Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares.